Provisions, judicial deposits and restricted cash - escrow account and indemnity asset (Tables)	12 Months Ended
Dec. 31, 2023
Provisions, judicial deposits and restricted cash – escrow account and indemnity asset
Provisions, judicial deposits and restricted cash – escrow account and indemnity asset

The Group is involved in tax and labor lawsuits that were considered probable losses and are provisioned according to the table below:

	Tax	Labor	Total
Balance as of December 31, 2021	131	502	633
Provisions	77	582	659
Provision of obligations assumed in a business combination (i)	-	13,583	13,583
Reversal of obligations assumed in a business combination (i)	-	(2,240)	(2,240)
Reversal	(3)	(270)	(273)
Payments	-	(15)	(15)
Balance as of December 31, 2022	205	12,142	12,347

Balance as of December 31, 2022	205	12,142	12,347
Provisions	-	18	18
Reversal	(205)	(237)	(442)
Reversal of obligations assumed in a business combination (i)	-	(2,303)	(2,303)
Balance as of December 31, 2023	-	9,620	9,620

(i)	In relation to Box 1824 business combination, the Group has assumed an amount of R$ 13,583 related to labor contingencies liability, on the acquisition date. As of December 31, 2023, the amount provisioned was R$ 9,040 (R$ 11,343 as of December 31,2022).

Disclosure Of Restricted Cash Explanatory
	December 31, 2023	December 31, 2022
Escrow account (i)	20,021	20,209
Indemnity asset (ii)	9,040	11,343
Total	29,061	31,552

(i)	Refers to guarantee in connection with business combination, in order to satisfy certain claims, if occur.
(ii)	Refers to an indemnification asset in connection with a business combination, where the Group has the right to be indemnified for all losses that may occur related to labor contingent liabilities.